Consolidated Statements of Stockholders' Deficit (FY) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Better Choice [Member]	Common Stock [Member] Bona Vida, Inc. [Member]	Common Stock [Member] Halo [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Restatement Adjustment [Member] [1]	Common Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Better Choice [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Bona Vida, Inc. [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Halo [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Better Choice [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Bona Vida, Inc. [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Halo [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Better Choice [Member]	Additional Paid-in Capital [Member] Bona Vida, Inc. [Member]	Additional Paid-in Capital [Member] Halo [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	[1]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Better Choice [Member]	Accumulated Deficit [Member] Bona Vida, Inc. [Member]	Accumulated Deficit [Member] Halo [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Restatement Adjustment [Member]	[1]	Accumulated Deficit [Member] Series A Preferred Stock [Member]	Accumulated Deficit [Member] Series E Preferred Stock [Member]	Total	Better Choice [Member]	Bona Vida, Inc. [Member]	Halo [Member]	Previously Reported [Member]	Restatement Adjustment [Member] [1]	Series A Preferred Stock [Member]	Series E Preferred Stock [Member]
Balance at Dec. 31, 2017	$ 11				$ 0	$ 11											$ 8,545				$ 8,545	$ 0				$ (10,672)				$ (10,672)	$ 0				$ (2,116)				$ (2,127)	$ 11
Balance (in shares) at Dec. 31, 2017	11,497,000				0	11,497,000																																	10,397,000	(10,397,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds									$ 2								4,666									0									4,668
Shares issued pursuant to a private placement - net proceeds (in shares)									2,391,000
Share-based compensation	$ 1																431																		432
Share-based compensation (in shares)	164,000
Net and comprehensive loss available to common stockholders	$ 0																0									(6,026)									(6,026)
Balance at Dec. 31, 2018	$ 12								$ 2								13,642									(16,698)									(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485								2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0								$ 0								150									0									150
Shares issued pursuant to a private placement - net proceeds (in shares)	0								69,115
Share-based compensation	$ 0								$ 0								206									0									206
Share-based compensation (in shares)	18,964
Net and comprehensive loss available to common stockholders	$ 0								0																	(2,776)									(2,776)
Balance at Mar. 31, 2019	$ 12								$ 2								13,998									(19,474)									(5,462)
Balance (in shares) at Mar. 31, 2019	11,680,449								2,460,518
Balance at Dec. 31, 2018	$ 12								$ 2								13,642									(16,698)									(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485								2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0								$ 0								150									0									150
Shares issued pursuant to a private placement - net proceeds (in shares)	0								70,000
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	$ 6								$ 0								15,670									0									15,676
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)	5,745,000								0
Share-based compensation	$ 1								$ 0								10,280									0									10,281
Share-based compensation (in shares)	1,119,000								0
Stock issued to third parties for services	$ 1								$ 0								3,476									0									3,477
Stock issued to third parties for services (in shares)	1,009,000								0
Warrants issued to third parties for services	$ 0								$ 0								2,968									0									2,968
Conversion of Stock							$ 2	$ 2	$ (2)				$ (9,492)											$ 0	$ 9,490								$ 0	$ 0							$ 0	$ 9,492
Conversion of Stock (in shares)							2,461,000	1,582,000	(2,461,000)				(1,247,000)
Acquisitions of treasury shares	$ (1)								$ 0								(6,070)									0									(6,071)
Acquisition of treasury (in shares)	(1,012,000)								0
Acquisition		$ 4	$ 18	$ 2						$ 0	$ 0	$ 0		$ 20,058	$ 0	$ 0		$ 23,560	$ 108,602	$ 3,883							$ 0	$ 0	$ 0							$ 23,564	$ 108,620	$ 3,885
Acquisition of business (in shares)		3,915,000	18,103,000	2,134,000						0	0	0		2,634,000	0	0
Guarantor warrants	$ 0								$ 0								4,180									0									4,180
Warrants issued in connection with the Notes	0								0								313									0									313
Warrant exercise	$ 1								$ 0				$ 0				4,006									0									4,007
Warrant exercise (in shares)	1,260,000								0				0
Net and comprehensive loss available to common stockholders	$ 0								$ 0				$ 0													(184,571)									(184,571)
Balance at Dec. 31, 2019	$ 48								$ 0				$ 10,566				194,150									(201,269)									(7,071)
Balance (in shares) at Dec. 31, 2019	47,977,390								0				1,387,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0																500									0									500
Shares issued pursuant to a private placement - net proceeds (in shares)	308,642
Share-based compensation	$ 1																2,484									0									2,485
Share-based compensation (in shares)	455,956
Stock issued to third parties for services	$ 0																125									0									125
Stock issued to third parties for services (in shares)	125,000
Warrants issued to third parties for services	$ 0																2,594									0									2,594
Net and comprehensive loss available to common stockholders	0																0									(9,488)									(9,488)
Balance at Mar. 31, 2020	$ 49												$ 10,566				$ 200,051									$ (210,757)									$ (10,657)
Balance (in shares) at Mar. 31, 2020	48,939,708												1,387,378

[1]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of the Company from LLC units to common stock due to the May Acquisitions described in "Note 2 - Acquisitions"